BUSINESS COMBINATIONS (Details 1) $ in Thousands		Apr. 01, 2013 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset		$ 73,805
Cash consideration [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	[1]	35,059
Ordinary shares [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset		16,909
Incentive Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	[2]	21,837
Premium Shares for Bond [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Combination, Contingent Consideration, Asset	[3]	$ 0

[1]	The cash installments of $16,390, $5,510 and $14,600 were paid in May 2013, September 2013 and September 2014, respectively. There was no cash consideration outstanding as of June, 2015.
[2]	The first and second installments of the Incentive Shares for Bond had fair values of $15,887 and $10,791 respectively as of June 30, 2014, which was recorded as current portion of acquisition-related consideration liabilities, and non-current portion of the acquisition-related consideration liabilities, respectively as of June 30, 2014. Bond achieved the performance target of the first installment of the Incentive Shares and a total number of 648,697 shares were issuable as of June 30, 2014. Those shares were issued in Oct 2014. The performance target for the second installment was also achieved, and a total number of 461,107 shares were issuable as of June 30, 2015. The fair value of these shares was $11,080 as of June 30, 2015 and was recorded as current portion of acquisition- related consideration liabilities.
[3]	The probability of achieving the growth rate performance target set for Premium Shares for Bond was assessed to be not more than likely as of June 30, 2013. Based on the reassessment of Bond’s performance as of June 30, 2014, the probability of achieving the growth rate performance target of 25% CAGR was assessed to be more than likely. The correspondent premium shares for Bond’s achieving 25% CAGR is 15% of Incentive Shares for Bond, or 163,401 shares. The fair value of the premium incentive shares was $4,001 at June 30, 2014, and was recorded as non-current portion of acquisition-related consideration liabilities. The change in assessment of growth rate performance in 2014 resulted in higher fair value of Premium Shares for Bond to be paid to the selling shareholders, which caused reduction of net income, basic earnings per share, and diluted earnings per share by $4,002, $0.07 and $0.07, respectively. The performance target for premium shares was achieved, hence a total number of 166,471 shares were issuable as of June 30, 2015. The fair value of these shares was $4,001 as of June 30, 2015 and was recorded as current portion of acquisition- related consideration liabilities.